Vanguard Advice Select Global Value Fund Expense Example - Admiral Prospectus [Member] - Vanguard Advice Select Global Value Fund - Admiral Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	$ 530